Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
August 31, 2022

Dates Covered
Collections Period	08/01/22 - 08/31/22
Interest Accrual Period	08/15/22 - 09/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/22	810,583,738.19	33,980
Yield Supplement Overcollateralization Amount 07/31/22	19,904,950.64	0
Receivables Balance 07/31/22	830,488,688.83	33,980
Principal Payments	30,927,977.14	611
Defaulted Receivables	776,293.41	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/22	18,811,461.80	0
Pool Balance at 08/31/22	779,972,956.48	33,337

Pool Statistics	$ Amount	# of Accounts
Pool Factor	67.47%
Prepayment ABS Speed	1.59%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	7,507,777.78	271
Past Due 61-90 days	2,221,612.97	83
Past Due 91-120 days	304,417.73	13
Past Due 121+ days	0.00	0
Total	10,033,808.48	367

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	448,786.52
Aggregate Net Losses/(Gains) - August 2022	327,506.89
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.47%
Prior Net Losses/(Gains) Ratio	0.24%
Second Prior Net Losses/(Gains) Ratio	0.23%
Third Prior Net Losses/(Gains) Ratio	0.24%
Four Month Average	0.30%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.15%

Overcollateralization Target Amount	8,969,689.00
Actual Overcollateralization	8,969,689.00
Weighted Average Contract Rate	3.88%
Weighted Average Contract Rate, Yield Adjusted	5.18%
Weighted Average Remaining Term	52.08

Flow of Funds	$ Amount
Collections	34,128,270.99
Investment Earnings on Cash Accounts	7,067.36
Servicing Fee	(692,073.91)
Transfer to Collection Account	-
Available Funds	33,443,264.44

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	443,096.43
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,019,068.72
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	17,270,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,969,689.00
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,672,918.62

Total Distributions of Available Funds	33,443,264.44

Servicing Fee	692,073.91
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 08/15/22	801,262,025.20
Principal Paid	30,258,757.72
Note Balance @ 09/15/22	771,003,267.48

Class A-1
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2
Note Balance @ 08/15/22	240,462,025.20
Principal Paid	30,258,757.72
Note Balance @ 09/15/22	210,203,267.48
Note Factor @ 09/15/22	54.2600071%

Class A-3
Note Balance @ 08/15/22	387,400,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	387,400,000.00
Note Factor @ 09/15/22	100.0000000%

Class A-4
Note Balance @ 08/15/22	121,600,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	121,600,000.00
Note Factor @ 09/15/22	100.0000000%

Class B
Note Balance @ 08/15/22	34,530,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	34,530,000.00
Note Factor @ 09/15/22	100.0000000%

Class C
Note Balance @ 08/15/22	17,270,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	17,270,000.00
Note Factor @ 09/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	511,588.10
Total Principal Paid	30,258,757.72
Total Paid	30,770,345.82

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	70,134.76
Principal Paid	30,258,757.72
Total Paid to A-2 Holders	30,328,892.48

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4455566
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.3532117
Total Distribution Amount	26.7987683

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1810396
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	78.1072734
Total A-2 Distribution Amount	78.2883130

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	132.82
Noteholders' Third Priority Principal Distributable Amount	570.75
Noteholders' Principal Distributable Amount	296.43

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/22	2,877,704.48
Investment Earnings	5,199.05
Investment Earnings Paid	(5,199.05)
Deposit/(Withdrawal)	-
Balance as of 09/15/22	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$6,166,343.04	$4,867,518.40	$4,798,593.08
Number of Extensions	214	162	158
Ratio of extensions to Beginning of Period Receivables Balance	0.74%	0.57%	0.54%